Earnings (Loss) Per Share (Additional Information) (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,469,637	1,778,832